Post balance sheet events	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Post balance sheet events

15. Post balance sheet events

On 30 January 2019 the Board approved an incremental share buyback programme of £660 million, bringing the total programme up to £3.0 billion for the year ending 30 June 2019.